Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity [Text Block]

17Equity

Accounting policies

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. Where the company repurchases the company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental transaction costs (net of income taxes), is deducted from shareholders’ equity until such treasury shares are cancelled or reissued.

Where such treasury shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in shareholders’ equity.

Call options on own shares are treated as equity instruments.

Dividends are recognized as a liability in the period in which they are declared and approved by shareholders. The income tax consequences of dividends are recognized when a liability to pay the dividend is recognized.

Common shares

As of December 31, 2023, authorized common shares consist of 2 billion shares (December 31, 2022: 2 billion; December 31, 2021: 2 billion) and the issued and fully paid share capital consists of 913,515,966 common shares, each share having a par value of EUR 0.20 (December 31, 2022: 889,315,082; December 31, 2021: 883,898,969).

Preference shares

As a means to protect the company against (an attempt at) an unsolicited takeover or other attempt to exert (de facto) control of the company, the ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the company. As of December 31, 2023, no such right has been exercised and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2023 (December 31, 2022: 2 billion; December 31, 2021: 2 billion).

Options, restricted and performance shares

Under its share-based compensation plans, the company granted stock options on its common shares and other conditional rights to receive common shares in the future such as restricted shares and performance shares (refer to Share-based compensation).

Treasury shares

In connection with the company’s share repurchase programs, shares which have been repurchased and are held in Treasury for the purpose of (i) delivery under share-based compensation plans upon exercise of options, or vesting of restricted or performance shares, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When treasury shares are delivered by the company under its share-based compensation plans, such shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

When treasury shares are delivered by the company upon exercise of options, the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are delivered by the company upon vesting of restricted shares or performance shares (granted under the company’s share-based compensation plans), the difference between the market price of the shares and the cost is recorded in retained earnings, and the market price is recorded in capital in excess of par value.

The following table shows the movements in the outstanding number of shares over the last three years:

Philips Group

Outstanding number of shares

	2021	2022	2023
Balance as of January 1	905,128,293	870,182,445	881,480,527
Dividend distributed	6,345,968	14,174,568	39,334,938
Purchase of treasury shares	(45,486,392)	(5,080,693)	(15,964,445)
Delivery of treasury shares	4,194,577	2,204,207	1,552,136
Balance as of December 31	870,182,445	881,480,527	906,403,156

The following table reflects transactions that took place in relation to former and current share-based compensation plans:

Philips Group

Transactions related to share-based compensation plans

	2021	2022	2023
Shares acquired	3,996,576	2,142,445	3,000,000
Average market price	EUR 36.15	EUR 31.76	EUR 41.59
Amount paid	EUR 144 million	EUR 68 million	EUR 125 million
Shares delivered	4,194,577	2,204,207	1,552,136
Average price (FIFO)	EUR 34.14	EUR 35.16	EUR 34.59
Cost of delivered shares	EUR 143 million	EUR 77 million	EUR 54 million
Total shares in treasury at year-end	5,726,708	5,664,946	7,112,810
Total cost	EUR 201 million	EUR 191 million	EUR 262 million

The following transactions took place for capital reduction purposes:

Philips Group

Transactions related to capital reduction

	2021	2022	2023
Shares acquired	41,489,816	2,938,248	12,964,445
Average market price	EUR 36.22	EUR 36.61	EUR 37.25
Amount paid	EUR 1,503 million	EUR 108 million	EUR 483 million
Cancellation of treasury shares (shares)	33,500,000	8,758,455	15,134,054
Cancellation of treasury shares (EUR)	EUR 1,216 million	EUR 299 million	EUR 566 million
Total shares in treasury at year-end	7,989,816	2,169,609
Total cost	EUR 287 million	EUR 83 million

Share purchase transactions related to employee option and share plans, as well as transactions related to the reduction of share capital, involved a cash outflow of EUR 662 million in 2023. In 2023, the settlement of forward contracts resulted in a withholding tax liability for an amount of EUR 66 million relating to the dividend distribution. As of December 31, 2023, the remaining liability to be settled amounted to EUR 11 million.

Share repurchase methods for share-based remuneration plans and capital reduction purposes

Philips uses different methods to repurchase shares in its own capital: (i) share buyback repurchases in the open market via an intermediary; (ii) repurchase of shares via forward contracts for future delivery of shares; and (iii) the unwinding of call options on own shares. During 2023, Philips used method (ii) to repurchase shares for capital reduction purposes and share-based compensation plans.

Forward contracts to repurchase shares

For share-based compensation plans

On June 14, 2023, Royal Philips announced that it will repurchase up to 7.1 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchases plans. Under this program, Philips entered into one forward contract for an amount of EUR 138 million to acquire 7.1 million shares with settlement dates varying between November 2024 and November 2025 and a weighted average forward price of EUR 19.43.

On June 13, 2022, Royal Philips announced that it will repurchase up to 3.2 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchases plans. Under this program, Philips entered into one forward contract for an amount of EUR 63 million to acquire 3.2 million shares with settlement dates in November 2024 and December 2024 and a weighted average forward price of EUR 19.75.

On May 19, 2021, Royal Philips announced that it will repurchase up to 2 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchase plans. Under this program, Philips entered into one forward contract for an amount of EUR 90 million to acquire 2 million shares with settlement dates in October 2023 and November 2023 and a weighted average forward price of EUR 44.85. As of December 31, 2023, all shares under this program were acquired (settled in the fourth quarter of 2023). This resulted in a EUR 90 million increase in retained earnings against treasury shares.

On January 29, 2020, Philips announced that it will repurchase up to 6 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchase plans. Under this program, Philips entered into three forward contracts to acquire in total 5 million for an amount of EUR 174 million to acquire with settlement dates varying between October 2021 and November 2022 and a weighted average forward price of EUR 34.85. On October 26, 2022, the original settlement date of two tranches entered into under this program (in total 1.75 million shares) has been extended from November 23, 2022 to November 2023, and November 2024, respectively. As of December 31, 2023, a total of 4.3 million shares (December 31, 2022: 3.3 million shares) under this program were acquired (settled in the fourth quarter of 2021, 2022, and 2023). This resulted in a EUR 35 million (2022: EUR 57 million) increase in retained earnings against treasury shares.

As of December 31, 2023, the remaining forward contracts to cover obligations under share-based compensation plans related to 11.1 million shares (December 31, 2022: 7.0 million shares) and amounted to EUR 224 million (December 31, 2022: EUR 211 million).

For capital reduction

On July 26, 2021, Philips announced a share buyback program for share cancellation purposes for an amount of up to EUR 1.5 billion. Consequently, in the third quarter of 2021 Philips entered into three forward contracts for an amount of EUR 731 million to acquire 20 million shares with settlement dates in 2022, 2023 and 2024 and a weighted average forward price of EUR 37.36. Philips executed the remainder of the program through open market purchases by an intermediary in the fourth quarter of 2021 (acquiring 21 million shares) and January 2022 (acquiring 0.8 million shares). This resulted in a EUR 781 million increase in retained earnings against treasury shares. As of December 31, 2023, a total of 15.1 million (December 31, 2022: 2.2 million) shares under this program were acquired (in the fourth quarter of 2022 and third and fourth quarters of 2023). This resulted in EUR 483 million (including dividend adjustment) increase in retained earnings against treasury shares (2022: EUR 83 million).

As of December 31, 2023, the remaining forward contracts entered into for capital reduction purposes relate to 4.4 million shares (December 31, 2022: 17.4 million shares) and amounted to EUR 167 million (December 31, 2022: EUR 648 million).

Share call options

In 2016, Philips purchased EUR-denominated and USD-denominated call options on its own shares to hedge options granted to employees up to 2013.

On December 31, 2022, there were 55,750 EUR-denominated call options outstanding. As of December 31, 2023, all outstanding EUR-denominated call options have expired.

Shares cancellation

In December 2023, Philips completed the cancellation of 15.1 million of its common shares (with a cost price of EUR 566 million). The cancelled shares were acquired as part of Philips’ EUR 1.5 billion share repurchase program announced on July 26, 2021.

Dividend distribution

2023

In May 2023, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 749 million (including costs). The dividend was distributed in the form of shares only, resulting in the issuance of 39,334,938 new common shares. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022. Further reference is made to Earnings per share.

A proposal will be submitted to the 2024 Annual General Meeting of Shareholders to pay a dividend of EUR 0.85 per common share, in common shares only, against retained earnings for 2023.

2022

In May 2022, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 741 million (including costs). Shareholders could elect for a cash dividend or a share dividend. Approximately 45% of the shareholders elected for a share dividend, resulting in the issuance of 14,174,568 new common shares. The settlement of the cash dividend involved an amount of EUR 411 million (including costs).

2021

In June 2021, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 773 million (including costs). Shareholders could elect for a cash dividend or a share dividend. Approximately 38% of the shareholders elected for a share dividend, resulting in the issuance of 6,345,968 new common shares. The settlement of the cash dividend involved an amount of EUR 482 million (including costs).

Limitations in the distribution of shareholders’ equity

As of December 31, 2023, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 2,435 million. Such limitations relate to common shares of EUR 183 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 990 million and unrealized currency translation differences of EUR 1,263 million. The unrealized gain related to cash flow hedges of EUR 6 million and unrealized loss related to fair value through OCI financial assets of EUR 390 million qualify as revaluation reserves and reduce the distributable amount due to the fact that these reserves are negative.

The legal reserves required by Dutch law of EUR 990 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.

As of December 31, 2022, these limitations in distributable amounts were EUR 3,054 million and related to common shares of EUR 178 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 1,010 million and unrealized currency translation differences of EUR 1,866 million. The unrealized losses related to fair value through OCI financial assets of EUR 376 million and unrealized loss related to cash flow hedges of EUR 2 million qualify as a revaluation reserve and reduce the distributable amount due to the fact that this reserve is negative.

Non-controlling interests

Non-controlling interests relate to minority stakes held by third parties in consolidated group companies.

Capital management

Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt. The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included below.

Net debt is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity is defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips Treasury management and investment analysts to evaluate financial strength and funding requirements. The Philips net debt position is managed with the intention of retaining the current strong investment grade credit rating. Furthermore, Philips’ aim when managing the net debt position is dividend stability and a pay-out ratio of 40% to 50% of Adjusted income from continuing operations attributable to shareholders (reconciliation to the most directly comparable IFRS measure, Net income, is provided at the end of this note).

Philips Group

Composition of net debt and group equity

in millions of EUR unless otherwise stated

	2021	2022	2023
Long-term debt	6,473	7,270	7,035
Short-term debt	506	931	654
Total debt	6,980	8,201	7,689
Cash and cash equivalents	2,303	1,172	1,869
Net debt	4,676	7,028	5,820
Shareholders' equity	14,438	13,249	12,028
Non-controlling interests	36	34	33
Group equity	14,475	13,283	12,061
Net debt and group equity ratio	24:76	35:65	33:67

Adjusted income from continuing operations attributable to shareholders is not a recognized measure of financial performance under IFRS. The reconciliation of Adjusted income from continuing operations attributable to shareholders to the most directly comparable IFRS measure, Net income for 2023 is included in the following table.

Philips Group

Adjusted income from continuing operations attributable to shareholders

1) in millions of EUR

	2021	2022	2023
Net income	3,323	(1,605)	(463)
Discontinued operations, net of income taxes	(2,711)	(13)	10
Income from continuing operations	612	(1,618)	(454)
Income from continuing operations attributable to non-controlling interests	(4)	(3)	(2)
Income from continuing operations attributable to shareholders1)	608	(1,622)	(456)
Adjustments for:
Amortization and impairment of acquired intangible assets	322	363	290
Impairment of goodwill	15	1,357	8
Restructuring costs and acquisition-related charges	95	202	381
Other items:	1,069	925	1,358
Respironics litigation provision			575
Respironics field-action connected to the proposed consent decree	719	250	363
Respironics field-action running remediation cost	94	210	224
Quality remediation actions	94	59	175
R&D project impairments		134
Portfolio realignment charges		109
Impairment of assets in S&RC		39
Provision for public investigations tender irregularities		60
Provision for a legal matter			31
Investment re-measurement loss			23
Loss (gain) on divestment of business	76		(35)
Remaining items	87	63	2
Net finance income/expenses	(84)	(4)	18
Tax impact of adjusted items and tax only adjusting items	(527)	(376)	(450)
Adjusted Income from continuing operations attributable to shareholders1)	1,497	845	1,148
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.